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                                   SUPPLEMENT
                               DATED APRIL 5, 2007
                                     TO THE
                 CLASS A, CLASS B AND CLASS C SHARES PROSPECTUS
                            CLASS Y SHARES PROSPECTUS
                            EACH DATED MARCH 1, 2007
                FOR THE HARTFORD MUTUAL FUNDS (THE "PROSPECTUS")

THE HARTFORD MIDCAP GROWTH FUND

Effective April 23, 2007, The Hartford MidCap Growth Fund (the "Fund) will no longer offer its shares to new investors or existing shareholders. Accordingly, effective April 23, 2007, the following change is being made to the Prospectus:

Under the Heading "The Hartford MidCap Growth Fund," the following information is hereby inserted:

As of April 23, 2007, the Fund no longer offers its shares to new investors or existing shareholders, including through ACH and other similar systematic investment facilities, except in connection with the reinvestment of capital gains distributions and income dividends.

THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.
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                                   SUPPLEMENT
                               DATED APRIL 5, 2007
               TO THE COMBINED STATEMENT OF ADDITIONAL INFORMATION
        FOR THE HARTFORD MUTUAL FUNDS, INC. AND THE HARTFORD MUTUAL FUNDS
                    II, INC. DATED MARCH 1, 2007 (THE "SAI")

THE HARTFORD MIDCAP GROWTH FUND

Effective April 23, 2007, The Hartford MidCap Growth Fund (the "Fund) will no longer offer its shares to new investors or existing shareholders. Accordingly, effective April 23, 2007, the following change is being made to the SAI:

In the section entitled "General Information," following the sixth paragraph, the following information is hereby inserted:

As of April 23, 2007, the Fund no longer offers its shares to new investors or existing shareholders, including through ACH and other similar systematic investment facilities, except in connection with the reinvestment of capital gains distributions and income dividends.

THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE.